Dividends (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Dividends

	2020	2019	2018
	RMB	RMB	RMB
Interim dividends attributable to owners of the Company for 2020 (a)	16,000	—	—
Proposed final dividends attributable to owners of the Company for 2020 (b)	16,000	—	—
Interim dividends attributable to owners of the Company for 2019 (c)	—	14,212	—
Final dividends attributable to owners of the Company for 2019 (d)	—	12,081	—
Interim dividends attributable to owners of the Company for 2018 (e)	—	—	16,252
Final dividends attributable to owners of the Company for 2018 (f)	—	—	16,472

	32,000	26,293	32,724

(a)
Interim dividends attributable to owners of the Company in respect of 2020 of RMB 0.08742 yuan per share amounting to a total of RMB 16,000. The dividends were paid on September 22, 2020 (A shares) and November 13, 2020 (H shares).

(b)
At the 8
th
meeting of the 8
th
Board, the Board of Directors proposed final dividends attributable to owners of the Company in respect of 2020 of RMB 0.08742 yuan per share amounting to a total of RMB 16,000. These consolidated financial statements do not reflect this dividend payable as the final dividends were proposed after the reporting period and will be accounted for in equity as an appropriation of retained earnings for the year ended December 31, 2020 when approved at the forthcoming Annual General Meeting.

(c)
Interim dividends attributable to owners of the Company in respect of 2019 of RMB 0.07765 yuan per share amounting to a total of RMB 14,212. The dividends were paid on September 24, 2019 (A shares) and November 1, 2019 (H shares).

(d)
Final dividends attributable to owners of the Company in respect of 2019 of RMB 0.06601 yuan per share amounting to a total of RMB 12,081 and were paid on June 30, 2020 (A shares) and July 31, 2020 (H shares).

(e)
Interim dividends attributable to owners of the Company in respect of 2018 of RMB 0.08880 yuan per share amounting to a total of RMB 16,252. The dividends were paid on September 21, 2018 (A shares) and November 1, 2018 (H shares).

(f)
Final dividends attributable to owners of the Company in respect of 2018 of RMB 0.09 yuan per share amounting to a total of RMB 16,472 and were paid on June 28, 2019 (A shares) and August 2, 2019 (H shares).